Other Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Summary of other comprehensive income (loss) included in balance sheet
The components of these balances were as follows:

December 31,	2017			2016
	Laureate Education, Inc.	Noncontrolling Interests	Total	Laureate Education, Inc.	Noncontrolling Interests	Total
Foreign currency translation loss	$(927,221)	$(33)	$(927,254)	$(1,044,222)	$(2,304)	$(1,046,526)
Unrealized gains (losses) on derivatives	4,657	—	4,657	(5,218)	—	(5,218)
Minimum pension liability adjustment	(2,992)	—	(2,992)	(2,615)	—	(2,615)
Accumulated other comprehensive loss	$(925,556)	$(33)	$(925,589)	$(1,052,055)	$(2,304)	$(1,054,359)

Summary of transactions with noncontrolling interest holders
Transactions with noncontrolling interest holders had the following effects on the equity attributable to Laureate:

For the years ended December 31,	2017	2016	2015
Net income (loss) attributable to Laureate Education, Inc.	$91,465	$371,847	$(316,248)
(Decrease) increase in equity for purchases of noncontrolling interests	(11,569)	1,003	(1,554)
Change from net income (loss) attributable to Laureate Education, Inc. and net transfers to the noncontrolling interests	$79,896	$372,850	$(317,802)